Related-party transactions (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Disclosure of Balances and Turnover of Receivables and Payables with Associates and Joint Ventures Accounted For Under the Equity Method
The balances and turnover of receivables and payables with associates and joint ventures accounted for under the equity method are as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Trade accounts and other receivables
Associates	300,177	308,574	265,938
Joint ventures	60,835	45,495	44,481

Total	361,012	354,069	310,419

Trade accounts and other payables
Associates	835,671	771,578	855,997
Joint ventures	9,693	6,337	656

Total	845,364	777,914	856,653

Disclosure of Related Party Transactions

	Yen in millions
	For the years ended March 31,
	2020	2021
Sales revenues
Associates	1,928,468	1,138,144
Joint ventures	489,735	499,437

Total	2,418,202	1,637,582

Cost of products sold (purchases)
Associates	6,694,395	5,983,797
Joint ventures	86,747	51,434

Total	6,781,142	6,035,231

Disclosure of Key Management Compensation
The compensation for the directors and audit & supervisory board members of TMC is as follows:

	Yen in millions
	For the years ended March 31,
	2020	2021
Monthly compensation	1,023	987
Bonus	1,039	748
Share compensation	477	364
Other	—	747

Total	2,540	2,847